Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Langar Global HealthTech ETF
Shareholder Report [Line Items]
Fund Name	Langar Global HealthTech ETF
Class Name	Langar Global HealthTech ETF
Trading Symbol	LGHT
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report June 30, 2024
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	This Semi-Annual shareholder report contains important information about Langar Global HealthTech ETF for the period January 9, 2024 to June 30, 2024. You can find additional information about the Fund at www.langarfunds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.langarfunds.com
Expenses [Text Block]

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGHT	$ 40.79 *	0.85%

* Based on operations for the period from January 9, 2024 to June 30, 2024. Expenses for the full 6 month period would be higher.

Expenses Paid, Amount	$ 40.79
Expense Ratio, Percent	0.85%
Net Assets	$ 1,852,243
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	8.96%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$ 1,852,243
Number of Holdings	35
Annual Portfolio Turnover	8.96%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
Intuitive Surgical Inc	18.59%
Siemens Healthineers AG	8.81%
Dexcom Inc	6.87%
GE HealthCare Technologies Inc	4.93%
Koninklijke Philips NV	4.33%
Sonova Holding AG	4.23%
ResMed Inc	4.10%
Veeva Systems Inc	4.10%
IQVIA Holdings Inc	4.01%
Moderna Inc	3.94%